Leases (Details)	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Total operating lease liabilities	Operating Leases, Present value of net minimum lease payments	Operating Leases, Present value of net minimum lease payments
Total finance lease liabilities	Finance Leases, Present value of net minimum lease payments	Finance Leases, Present value of net minimum lease payments